MAXIM SERIES FUND, INC.

8515 EAST ORCHARD ROAD

GREENWOOD VILLAGE, COLORADO 80111

January 5, 2011

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Maxim Series Fund, Inc.
Submission Pursuant to Rule 497(j) under the Securities Act of 1933
File Nos. 002-75503 and 811-03364

Commissioners:

In lieu of filing the form of prospectuses and statement of additional information for Maxim Series Fund, Inc. (the “Fund”) pursuant to paragraph (c) of Rule 497 under the Securities Act of 1933, the Fund hereby certifies:

(1)	the form of the prospectuses and statement of additional information that would have been filed under paragraph (c) of Rule 497 does not differ from that contained in amendment No. 108 to the Fund’s registration statement on Form N-1A, the most recent amendment to the Fund’s registration statement; and

(2)	amendment No. 108 to the Fund’s registration statement on Form N-1A was filed with the Securities and Exchange Commission electronically via EDGAR transmission on December 30, 2010.

If you should require any additional information regarding the foregoing, please do not hesitate to contact me at (303) 737-4675.

Regards,

/s/ Ryan L. Logsdon

Ryan L. Logsdon Assistant Vice President, Counsel & Secretary Maxim Series Fund, Inc.